200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

KATHRYN S. COHEN kathryn.cohen@dechert.com +1 617 728 7165 Direct +1 617 275 8415 Fax

March 26, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is one copy of Post-Effective Amendment No. 84 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains four Prospectuses, one Combined Statement of Additional Information (“SAI”), which is incorporated by reference into Part B of the Amendment (applicable to Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y Shares), and one supplement to the SAI.  The Amendment is being filed to (i) add Class R3, Class R4 and Class R5 Shares to The Hartford Balanced Income Fund, The Hartford Fundamental Growth Fund, The Hartford International Small Company Fund and The Hartford MidCap Value Fund and (ii) add Class I Shares to The Hartford Fundamental Growth Fund and The Hartford MidCap Value Fund.  Each fund is a series of the Company.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 28, 2010.  No fees are required in connection with this filing.  Please contact me at (617) 728-7165 or Colin J. Dean at (617) 728-7153 with any comments or questions concerning the Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Kathryn S. Cohen
Kathryn S. Cohen

cc:	Michael Phillips
John V. O’Hanlon
Colin J. Dean

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